INVESTMENT IN TREASURY METALS (Details Narrative)			12 Months Ended
	Jul. 15, 2021 shares	Aug. 07, 2020 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares	Mar. 31, 2021 USD ($)
Statement [Line Items]
Ownership percentage			100.00%
Total consideration		$ 91,521,000
Treasury Metals Shares, share | shares	20,000,000.0	43,330,000	20,000,000.0
Fair value of treasury metals shares at closing		$ 78,000,000		$ 78,000,000
NSR Consideration		$ 3,709,000
NSR percenatge		1.50%
Initial recognition of consideration received		$ 91,521,000
First Mining percentage	15.40%	40.00%
Impairment of investment			$ 24,304,000
Treasury metals investors interest description			reducing the Company’s interest from 38.4% to 33.3%
Treasury's net loss			$ 167,000
Treasury Metals shares carrying value			$ 749,000		$ 23,555,000
Treasury Metals Shares value		$ 78,000,000
Treasury Metals Warrants, shares | shares		11,670,000
Treasury Metals Warrants, value		$ 9,812,000
Exercise price | $ / shares			$ 0.41	$ 0.27
Net Smelter Returns [Member]
Statement [Line Items]
Royalty percentage		1.50%	1.50%
Buy back of Treasury Metals in cash		$ 5,000,000
Treasury Metals fair value		3,709,000	$ 3,709,000
Contingent consideration payable in cash		$ 5,000,000
Treasury Share Purchase Agreement [Member]
Statement [Line Items]
Treasury Metals Shares, share | shares	23,300,000	43,330,000
Treasury Metals Warrants, shares | shares	11,600,000	11,670,000
Stock fair value		$ 78,000,000
Fair value of warrants		$ 9,812,000
Warrants purchase | shares		11,670,000.00
Exercise price | $ / shares		$ 1.50